Other assets - Narrative (Details) $ in Millions	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 14.3	$ 13.1
Restricted cash, cash flow hedge	32.8
Restricted cash, major maintenance	$ 3.2
Restricted cash, number of vessels | vessel	4
Restricted cash, collateral on a foreign supplier line of credit	$ 3.4